Long Term Deposits and Other Assets (Details) - Schedule of long term deposits and other assets ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Schedule Of Long Term Deposits And Other Assets Abstract
Rent deposits	¥ 940	$ 140	¥ 418
Advertising deposits	269	40	734
Long term deposits and other assets	¥ 1,209	$ 180	¥ 1,152